Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000189003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000189003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189003 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189003 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189003 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000189003 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000189003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189003 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000189003 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%	[2]
C000189003 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000189003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193047 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193047 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193047 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193047 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193047 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193047 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193047 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193047 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193047 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193047 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193047 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193047 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193047 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[3]
C000193049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193049 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000193049 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193049 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000193049 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000193049 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200624 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000200624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217911 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000217911 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217911 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000217911 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%	[5]
C000217911 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230284 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000230284 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230284 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230284 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000230284 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000230284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230284 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230284 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000230284 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[6]
C000230284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230284 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230284 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230284 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230284 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000230731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%	[8]
C000230731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000230731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
C000230731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[8]
C000230731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000230731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000230731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000230731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000230731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000244148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000244148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[9]
C000244148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[9]
C000244148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[9]
C000244148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000244148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[9]
C000244148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[9]
C000244148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000244148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000244148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000244148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000244148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[9]
C000244148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000244148 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000263598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000263598 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000263598 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000263598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%

[1]	Percentage rounds to zero.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[4]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[5]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[6]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[7]	Percentage rounds to zero.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.